Segmented Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) segment	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Revenues from External Customers [Line Items]
Number of operating segments | segment	1
Approximate percentage of the Company's freight revenues from national accounts	95.00%
Revenues	$ 14,917	$ 14,321	$ 13,041
Net income	4,216	4,328	5,484
Properties	39,669
Properties		37,773
Canada [Member]
Revenues from External Customers [Line Items]
Revenues	10,167	9,610	8,794
Net income	3,131	3,163	2,857
Properties	21,482
Properties		19,737
U.S. [Member]
Revenues from External Customers [Line Items]
Revenues	4,750	4,711	4,247
Net income	1,085	1,165	2,627
Properties	18,187
Properties		18,036
Freight [Member]
Revenues from External Customers [Line Items]
Revenues	$ 14,198	$ 13,548	$ 12,293
Revenue Benchmark [Member] | Freight [Member] | Customer Concentration Risk [Member]
Revenues from External Customers [Line Items]
Concentration of risk	3.00%	3.00%	3.00%